4. Property and Equipment:	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment:

Property and equipment are recorded at cost, net of accumulated depreciation and are comprised of the following:

	February 29,	May 31,
	2012	2011
Furniture & removed extra fixtures	$29,902	$27,967
Leasehold improvements	9,540	9,540
	39,442	37,507
Less: accumulated depreciation	(36,256)	(30,561)
	$3,186	$6,946

Depreciation on equipment is provided on a straight line basis over its expected useful lives at the following annual rates

Computer equipment	3 years
Furniture & fixtures	3 years
Leasehold improvements	Term of the lease

Depreciation expense for the nine months ended February 29, 2012 and 2011 was $5,695 and $5,149 respectively.

4.	Property and Equipment:

Property and equipment are recorded at cost, net of accumulated depreciation and are comprised of the following:

	May 31	May 31,
	2011	2010
Furniture & Fixtures	$27,967	$22,415
Leasehold Improvements	9,540	9,540
	37,507	31,955
Less: Accumulated Depreciation	30,561	25,452
	$6,946	$6,503

Depreciation on equipment is provided on a straight line basis over its expected useful lives at the following annual rates

Computer equipment	3 years
Furniture & Fixtures	3 years
Leasehold Improvements	Term of the lease

Depreciation expense for 2011 and 2010 was $5,110 and $7,262 respectively.